Investment Property	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Investment Property
20.	Investment Property

	For the year ended December 31, 2018
	Balance, Beginning of Year	Additions	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Land	$717,823	-	12,483	730,306
Fair Value	$2,213,184			2,252,170

	For the year ended December 31, 2019
	Balance, Beginning of Year	Additions	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Land	$730,306	-	(667)	729,639
Buildings	-	-	1,418,652	1,418,652
Right-of-use assets	-	-	28,570	28,570
	730,306	-	1,446,555	2,176,861
Accumulated Depreciation:
Buildings	-	7,363	612,618	619,981
Right-of-use assets	-	302	1,448	1,750
	-	7,665	614,066	621,731
Net carrying amounts	$730,306			1,555,130
Fair Value	$2,252,170			4,057,848

In order to enhance the utilization of assets and to increase its working capital, AUSJ leased its buildings and right-of-use assets to third party in 2019, and has reclassified the aforementioned property, plant and equipment and right-of-use assets amounting to $832,886 thousand to investment property.

The fair value of investment property is based on a valuation performed by a qualified independent appraiser who holds a recognized and relevant professional qualification and has recent valuation experience in the location and category of the investment property being valued. The valuation is performed using income approach, sales comparison approach and land development analysis approach with reference to available market information.

The fair value measurement was categorized as a level 3 fair value based on the inputs in the valuation techniques used. Income approach determines the fair value of the investment property based on the projected cash flows from the Company’s estimated future rentals collected and discounted using the capitalization rate of the property. Sales comparison approach is through comparison, analysis, adjustment and other means of value for comparable properties to estimate the value of the investment property. Land development analysis approach determine the fair value of investment property based on the value prior to development or construction, after deducting the direct cost, indirect cost, capital interest and profit during the development period, and also consider total sales price of properties after completion of development or construction. It also incorporates the possibility of changes in utility of land through development or improvement in accordance with legal use and density of the land.

The significant inputs used in the fair value measurement were as follows:

	December 31,
	2018	2019

Overall capital interest rate	1.86%	2.53%
Rate of return	10.00%	15.00%
Capitalization rate	12.00%	8.00%~12.00%

As of December 31, 2018 and 2019, there was no investment property that was pledged as collateral.